Risks and concentration	12 Months Ended
Dec. 31, 2021
Risks and Concentration
Risks and Concentration

4.Risks and Concentration

(a)Foreign exchange risk

The Group’s sales, purchase and expense transactions in domestic subsidiaries are generally denominated in RMB and a significant portion of the Group’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies.

In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China. In addition, the Group’s cash denominated in US$ subject the Group to risks associated with changes in the exchange rate of RMB against US$ and may affect the Group’s results of operations going forward.

(b)Credit and Concentration risk

The Group’s credit risk arises from cash and cash equivalents, restricted cash, prepayments, loan receivables, and other current assets, and accounts receivable. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents and restricted cash which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In China, the insurance coverage of each bank is RMB 500,000. As of December 31, 2021, cash balance of US $ 3,280,252 was deposited with financial institutions located in PRC, of which approximately US $ 2,043,908 was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2021, cash balance of approximately US $ 4,460,382 was maintained at financial institutions in Hong Kong, of which approximately US $ 4,190,619 was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of December 31, 2021, cash balance of US $ 35,701,882 was deposited with a financial institution located in US, of which US $ 35,440,000 was subject to credit risk. As of December 31,

2021, cash balance of US $ 44,310 was maintained at banks in Korea, of which approximately US $ 1,983 was subject to credit risk. As of December 31, 2021 approximately US $ 25,881 and US $ 110,880 were deposited on the Group’s third party platform account located in the PRC and Hong Kong, respectively. This balance is fully covered by insurance. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Group has no significant concentrations of credit risk with respect to its prepayments.

Accounts receivable are typically unsecured and are derived from revenue earned through third party consumers. Loan receivables are also unsecured. The risk with respect to accounts receivable and loan receivables are mitigated by credit evaluations performed on them.

(i)          Concentration of revenues

For the years ended December 31, 2019, 2020 and 2021, Customer A contributed 19%, 28% and 33% of total net revenue of the Group, respectively. For the years ended December 31, 2019 and 2020, Customer C contributed 12% and 10% of total net revenue of the Group, respectively.

For the years ended December 31, 2019, 2020 and 2021, the Group, as a principal, earned net revenue, representing 23%, 25% and 28% of its total net revenue, respectively, through a third party online platform (Customer B).

(ii)         Concentration of accounts receivable

The Group has not experienced any significant recoverability issue with respect to its accounts receivables. The Group conducts credit evaluations on the third party consumers and generally does not require collateral or other security from such consumers.

The Group periodically evaluates the creditworthiness of the existing online platforms and distributors in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

The following table summarized customers with greater than 10% of the accounts receivables:

	As of December 31,
	2020	2021
Customer A	20%	36%
Customer B	34%	18%
Customer C	20%	23%

(iii)        Concentration of purchases

For the year ended December 31, 2021, three vendors contributed 30%, 18% and 14% of total purchase of the Group.

For the year ended December 31, 2020, one vendor contributed 34% of total purchase of the Group.

(iv)        Concentration of accounts payable

The following table summarized vendors with greater than 10% of the accounts payable:

	As of December 31,
	2020	2021
Vendor A	28%	53%
Vendor B	14%	12%
Vendor C	Less than 10%	14%